Note 16 - Segmented Information - Schedule of Non-current Assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-current assets	$ 71,414,558	$ 68,443,398
CANADA
Statement Line Items [Line Items]
Non-current assets	339,364	86,372
UNITED STATES
Statement Line Items [Line Items]
Non-current assets	14,098,446	13,673,883
MEXICO
Statement Line Items [Line Items]
Non-current assets	$ 56,976,748	$ 54,683,143